SUPPLEMENT DATED NOVEMBER 29, 1996
                   TO PROSPECTUS DATED NOVEMBER 1, 1996
                                   FOR
                          THE LEGENDS FUND, INC.


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SBM FINANCIAL SERVICES, INC. (SBMFS), a wholly-owned subsidiary of
ARM Financial Group, Inc. and the principal underwriter of shares for The Legends Fund, Inc., changed its name to ARM SECURITIES CORPORATION effective November 29, 1996. All references to SBM Financial Services, Inc., and SBMFS in the prospectus are hereby changed to "ARM Securities Corporation" and "ARMSC", respectively.